Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
Final Servicer

Deal Information

1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2016-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	7/20/2016

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2016-2

5. Collateral Summary	Collection Period, Begin:	4/1/2020
	Collection Period, End:	4/30/2020
6. Charge-Off and Delinquency Rates	Determination Date:	5/15/2020
	Distribution Date:	5/20/2020
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures

During the January 2020 Collection Period the Servicer successfully converted to a new servicing and accounting technology platform for over four million customers, including the Obligors related to the Receivables and activity disclosed in this Statement to Securityholder. The information in this Statement to Securityholder reflects Collection Period activity as impacted by the servicing and accounting technology platform conversion, including the ongoing resolution of a limited conversion backlog with respect to certain servicing activities and the implementation of certain information technology coding changes.

During the March 2020 Collection Period the Servicer announced programs to support customers, employees, and communities during the COVID-19 pandemic, including a program that allows consumer automotive customers to defer their payments for up to 120 days (the “Consumer Automotive Support Program”). A significant number of our consumer automotive customers have enrolled in the Consumer Automotive Support Program.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
Final Servicer
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13974MAA4	168,000,000.00	0.00	0.75000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2a	13974MAB2	137,000,000.00	0.00	1.32000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2b	13974MAH9	75,000,000.00	0.00	1.30825000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	13974MAC0	212,000,000.00	0.00	1.46000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	13974MAD8	73,640,000.00	0.00	1.63000000	0.00	0.00	0.00	0.00	0.00	0.00
B	13974MAE6	23,220,000.00	0.00	2.11000000	0.00	0.00	0.00	0.00	0.00	0.00
C	13974MAF3	38,700,000.00	17,148,740.74	2.42000000	4,769,755.31	34,583.29	4,804,338.60	0.00	0.00	12,378,985.43	*
D	13974MAG1	27,090,000.00	27,090,000.00	3.16000000	0.00	71,337.00	71,337.00	0.00	0.00	27,090,000.00	*
Deal Totals		754,650,000.00	44,238,740.74		4,769,755.31	105,920.29	4,875,675.60	0.00	0.00	39,468,985.43	*
*Pursuant to Section 8.01 of the Trust Sale and Servicing Agreement, Ally Financial Inc. as Servicer will exercise the Optional Purchase and will effect the redemption of the outstanding Notes by depositing in the Collection Account when required an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
Final Servicer
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2a	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2b	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-4	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
B	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
C	443.1199158	123.2494912	0.8936251	124.1431163	0.0000000	319.8704245
D	1,000.0000000	0.0000000	2.6333333	2.6333333	0.0000000	1,000.0000000

Beginning Aggregate Note Pool Factor:	58.6215341
Ending Aggregate Note Pool Factor:	52.3010474

Beginning Reserve Account Balance Factor:	1,000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1,000.0000000

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
Final Servicer
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	4/20/2020	5/19/2020	Actual/360	N/A	N/A	0.75000000	0.75000000	0.00
A-2a	0.00	4/20/2020	5/19/2020	30/360	N/A	N/A	1.32000000	1.32000000	0.00
A-2b	0.00	4/20/2020	5/19/2020	Actual/360	0.71825000	0.59000000	N/A	1.30825000	0.00
A-3	0.00	4/20/2020	5/19/2020	30/360	N/A	N/A	1.46000000	1.46000000	0.00
A-4	0.00	4/20/2020	5/19/2020	30/360	N/A	N/A	1.63000000	1.63000000	0.00
B	0.00	4/20/2020	5/19/2020	30/360	N/A	N/A	2.11000000	2.11000000	0.00
C	17,148,740.74	4/20/2020	5/19/2020	30/360	N/A	N/A	2.42000000	2.42000000	34,583.29
D	27,090,000.00	4/20/2020	5/19/2020	30/360	N/A	N/A	3.16000000	3.16000000	71,337.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2a	0.00	0.00	0.00	0.00	0.00
A-2b	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	0.00	0.00	0.00	0.00
B	0.00	0.00	0.00	0.00	0.00
C	0.00	34,583.29	0.00	34,583.29	0.00
D	0.00	71,337.00	0.00	71,337.00	0.00
Deal Totals	0.00	105,920.29	0.00	105,920.29	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
Final Servicer
4. Collections and Distributions

Collections
Receipts During the Period	4,781,755.74
Administrative Purchase Payments	39,625.19
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	145,452.39
Other Fees or Expenses Paid	0.00
Total Collections	4,966,833.32

Beginning Reserve Account Balance	3,869,997.59
Total Available Amount	8,836,830.91

Distributions
Total Available Amount	8,836,830.91
Basic Servicing Fee	76,316.38
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	0.00
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	0.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	34,583.29
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	71,337.00
Fourth Priority Principal Distributable Amount	0.00
To Reserve Account - Specified Reserve Account Balance	3,869,997.59
Noteholders' Regular Principal Distributable Amount	4,769,755.31
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	13,341.34

Supplemental Servicing Fees	99,000.46
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	15,000.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
Final Servicer
5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	47,835	12,026	11,491
	Aggregate Receivables Principal Balance	773,999,517.73	73,263,722.65	68,493,967.34
	Aggregate Receivables Face Amount	773,999,517.73	73,263,722.65	68,493,967.34

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	9.55000000	10.40512994	10.46867811	68.37	70.41	70.50	55.49	19.49	19.11

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.12%	1.15%	1.43%	1.28%	1.23%	1.15%	1.23%	1.31%	1.30%	1.58%	1.24%	1.43%	1.36%	1.32%	1.44%	1.21%	1.34%	1.27%	1.11%	1.35%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.22%	1.44%	1.31%	1.25%	1.22%	1.32%	1.28%	0.99%	1.37%	1.03%	1.08%	1.19%	1.04%	1.23%	1.21%	1.09%	1.00%	1.20%	1.08%	0.97%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.06%	0.95%	0.89%	0.75%	0.89%	0.65%	0.00%

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
Final Servicer
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	70,878,845.00	50	220,117.80	4,402.36	3.7267%	11,491	120	1.0443%
Preceding	76,192,124.76	58	220,416.58	3,800.29	3.4715%	12,026	206	1.7130%
Next Preceding	82,386,248.50	53	181,264.02	3,420.08	2.6402%	12,581	230	1.8282%
Third Preceding	88,846,337.96	73	429,654.46	5,885.68	5.8031%	Three Month Average		1.5285%
Four Month Average					3.9104%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	773,999,517.73	35,792,942.43	4.6244%	31 - 60 days	259	1,820,166.42	2.6574%
The information contained in this report is defined or determined in a manner consistent with the prospectus for				61 - 90 days	79	448,610.06	0.6550%
Capital Auto Receivables Asset Trust 2016-2 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	36	212,113.47	0.3097%
				> 120 days	5	61,778.40	0.0902%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		433	3,971,403.83
				Additions		6	51,975.14
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		10	47,864.73
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		429	3,975,514.24

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	3,869,997.59	3,869,997.59	0.00	0.00	0.00	3,869,997.59	3,869,997.59

Statement to Securityholder
Capital Auto Receivables Asset Trust 2016-2
Final Servicer
8. Performance Tests

Event of Default	NO
Servicer Default	NO
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	19,349,517.73
Current Overcollateralization	29,024,981.91
Overcollateralization Target	29,024,981.91

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
61+ Delinquencies	0.02%	0.40%	0.70%	0.79%	0.89%	1.14%	1.23%	1.29%	0.95%	0.81%	0.89%	0.93%	1.12%	1.25%	1.48%	1.56%	1.65%	1.78%	2.13%	2.04%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	6.10%	6.10%	6.10%	6.10%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	8.10%	8.10%	8.10%	8.10%
61+ Delinquencies	1.68%	1.38%	1.53%	1.69%	1.91%	1.99%	2.01%	2.41%	2.14%	2.33%	2.57%	2.60%	2.17%	1.92%	2.07%	2.01%	2.50%	2.18%	2.59%	2.87%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%
61+ Delinquencies	2.71%	2.92%	3.13%	2.94%	2.24%	2.01%	1.05%

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	1,470
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to CARAT 2016-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2016-2 will perform in the future.